DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details) - USD ($)					1 Months Ended	12 Months Ended
	May 07, 2023	May 12, 2021	May 10, 2021	May 07, 2021	May 31, 2021	Dec. 31, 2023	May 07, 2024	May 06, 2024	Apr. 05, 2024	Mar. 27, 2024	May 05, 2023	Dec. 31, 2022	Nov. 04, 2022
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Stockholders holding shares (in Shares)											2,449,091		13,769,910
Public shares outstanding (in Shares)											1,090,718		3,539,809
Interest expenses						$ 100,000
Obligation to redeem, percentage						100.00%
Net tangible assets						$ 5,000,001
Sponsor monthly loans extension	$ 159,291					27,268
Aggregate amount deposited into the trust account						218,144
Aggregate deposited into the trust account						$ 955,748
Redeem outstanding, percentage						100.00%
Pay dissolution expenses						$ 100,000
Available cash at closing for closing business combination							$ 23,400,000	$ 21,900,000
Total Cumulative amount						1,126,832
Cumulative amount withdrawn from trust account						1,375,000
Cumulative amount over withdrawn from trust account						248,168
Interest amount replenished into trust account									$ 6,512	$ 12,016
Federal income and State of Delaware franchise taxes accrued						$ 261,900
Adjusted redemption price per share						$ 10.40
Amount overpaid to redeeming shareholders						$ 208,342
Loan amount						$ 177,111
Excise tax						1.00%
Corporate alternative minimum tax						15.00%
Excise tax amount						$ 265,380
IPO
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Public offering units (in Shares)				16,000,000	17,309,719
Price per units (in Dollars per share)				$ 10.00	$ 10.00	$ 10.15
Generating gross proceeds				$ 160,000,000	$ 173,100,000
Incurring offering costs				7,000,000.0
Deferred underwriting commissions				$ 5,192,916,000,000
Incurred additional offering costs						$ 584,295
Net proceeds					$ 175,700,000
Fair market value, percentage						80.00%
Outstanding voting securities, percentage						50.00%
Net tangible assets						$ 5,000,001
Redemption rights, percentage						15.00%
Additional units (in Dollars per share)						$ 0.20
Over-allotment option
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Public offering units (in Shares)		1,309,719				2,400,000
Public share
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Price per units (in Dollars per share)						$ 10.15
Obligation to redeem, percentage						100.00%
Class A Common Stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Public offering units (in Shares)			1,309,719
Price per units (in Dollars per share)			$ 10.00
Number of shares (in Shares)			1	1
Redeemable warrant (in Shares)			1
Common stock par value (in Dollars per share)			$ 0.0001			$ 0.0001						$ 0.0001
warrant purchases (in Shares)			1
Common stock price par share (in Dollars per share)			$ 11.50
Class A Common Stock | IPO
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Number of shares (in Shares)					1
Class A Common Stock | Over-allotment option
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Common stock par value (in Dollars per share)			$ 0.0001
Shares issued amount			$ 13,097,190
Incurred additional offering costs			130,972
Class B Common Stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Shares issued (in Shares)		13,098
Stock issuance cost		$ 99,021
Common stock par value (in Dollars per share)						$ 0.0001						$ 0.0001
Class B Common Stock | IPO
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Shares issued (in Shares)				160,000
Stock issuance cost				$ 1,209,600
Sponsor
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Gross proceeds			$ 327,430
Founder shares
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Generating gross proceeds						$ 25,000
Founders shares forfeited (in Shares)			272,570
Founder shares | Over-allotment option
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Over allotment option (in Shares)			327,430
Warrant
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Redeemable warrant (in Shares)				1
Warrant | IPO
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Incurred additional offering costs						$ 494,344
Private placement warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Private placement units (in Shares)					583,743	551,000
Purchase price per units (in Dollars per share)					$ 10.00	$ 10.00
Gross proceeds					$ 5,837,430	$ 5,510,000
Private placement warrants | Sponsor
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Private placement units (in Shares)			32,743